UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES - Standardized Measure of Future Net Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Cash inflows				$ 4,733,751	$ 1,866,923	$ 892,576
Production costs				(1,318,059)	(667,438)	(307,907)
Development costs				(1,143,083)	(516,243)	(274,384)
Income tax expense				(269,756)	(35,933)
Net cash flow				2,002,853	647,309	310,285
10% annual discount rate				(1,012,369)	(280,562)	(151,146)
Standardized measure of discounted future net cash flows	$ 366,747	$ 159,139	$ 181,767	$ 990,484	$ 366,747	$ 159,139
Standardized Measure, beginning of period	366,747	159,139	181,767
Sales, net of production costs	(112,651)	(75,370)	(49,496)
Net change in sales prices, net of production costs	201,479	7,899	(62,670)
Extensions and discoveries, net of future production and development costs	206,179	94,151	3,603
Changes in future development costs	63,297	17,128	5,331
Previously estimated development costs incurred during the period	94,673	51,414	45,012
Revision of quantity estimates	(198,956)	(20,598)	9,762
Accretion of discount	38,124	15,914	18,217
Change in income taxes	(104,871)	(14,492)	402
Purchases of reserves in-place	525,547	88,280	17,004
Sales of reserves in-place	(220)	(7,544)
Sales of reserves in-place			845
Change in production rates and other	(88,864)	50,826	(10,638)
Standardized Measure, end of period	$ 990,484	$ 366,747	$ 159,139